Income taxes	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Income taxes
11. Income taxes

The provision for income taxes reflects an effective tax rate that differs from the combined federal and provincial statutory tax rate as follows:

	Year ended December 31
	2021	2020
Income (loss) before taxes	$414.0	$(771.7)
Combined statutory tax rate (1)	23.0%	24.0%
Computed income tax expense (recovery)	$95.2	$(185.2)
Increase (decrease) resulting from:
Share-based compensation	0.5	0.5
Non-taxable foreign exchange (gain) loss	(0.1)	(0.3)
Unrecognized deferred tax asset	(69.9)	178.2
Adjustments related to prior years	(27.1)	(0.9)
Tax rate reductions	—	7.6
Other	1.4	0.1

Deferred tax recovery	$—	$—

(1)
The tax rate represents the combined federal and provincial statutory tax rates for the Company and our subsidiaries for the years ended December 31, 2021 and December 31, 2020. Effective July 1, 2020, the Alberta corporate income tax rate was reduced from 10% to 8%. For 2021, the combined statutory rate of 23% represents the fully reduced Alberta rate of 8% being effective for the entire year.

The net deferred income tax liability is comprised of the following:

	Balance January 1, 2021	Provision (Recovery) in Income	Balance December 31, 2021
Deferred tax liabilities (assets)
PP&E	$86.5	$67.0	$153.5
Leases	(10.1)	2.2	(7.9)
Risk Management	—	(0.5)	(0.5)
Decommissioning liability	(16.6)	(11.3)	(27.9)
Share-based compensation	(0.4)	(3.6)	(4.0)
Non-capital losses	(59.4)	(53.8)	(113.2)

Net deferred tax liability	$—	$—	$—

	Balance January 1, 2020	Provision (Recovery) in Income	Balance December 31, 2020
Deferred tax liabilities (assets)

PP&E	$282.5	$(196.0)	$86.5
Leases	(20.0)	9.9	(10.1)
Decommissioning liability	(24.6)	8.0	(16.6)
Share-based compensation	(0.2)	(0.2)	(0.4)
Non-capital losses	(237.7)	178.3	(59.4)

Net deferred tax liability	$—	$—	$—

As at December 31, 2021, Obsidian Energy had approximately $2.5 billion (2020 – $2.5 billion) in total tax pools, including non-capital
losses of $2.1 billion (2020 - $2.2 billion). The
non-capital
losses are available for immediate deduction against future taxable income and expire in the years 2026 through 2041. A deferred tax asset has not been recognized in respect of non-capital
losses of $1,646.2 million (2020 – $1,950.4 million) as there is not sufficient certainty regarding future utilization. The Company also had approximately $61.3 million of Federal Scientific Research and Experimental Development (SR&ED) credits which expire in the years 2029 through 2036.
At December 31, 2021, Obsidian Energy had realized and unrealized net capital losses of $591.5 million (2020 - $595.0 million). A deferred tax asset has not been recognized in respect of these losses as they may only be applied against future capital gains.
The Company has income tax filings that are subject to audit by taxation authorities, which may impact our deferred income tax position or amount. The Company does not anticipate adjustments arising from these audits and believes we have adequately provided for income taxes based on available information, however, adjustments that arise could be material.